Investment Objectives and Goals - Calamos Growth and Income Portfolio	Apr. 09, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Growth and Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Growth and Income Portfolio's investment objective is high long-term total return through growth and current income.